1. The Company and Significant Accounting Policies: Accounting For Obligations and Instruments Potentially To Be Settled in The Company's Own Stock (Policies)	6 Months Ended
Jun. 30, 2016
Policy Text Block [Abstract]
Accounting For Obligations and Instruments Potentially To Be Settled in The Company's Own Stock:

Accounting For Obligations And Instruments Potentially To Be Settled In The Company's Own Stock:

We account for obligations and instruments potentially to be settled in the Company's stock in accordance with FASB ASC 815, Accounting for Derivative Financial Instruments. This issue addresses the initial balance sheet classification and measurement of contracts that are indexed to, and potentially settled in, the Company's own stock.